Financial Instruments and Risk Management (Details) - Schedule of Foreign Currency Exchange Risk on Net Working Capital (Parentheticals)	6 Months Ended
Apr. 30, 2024
Foreign Exchange Rate Risk [Member]
Financial Instruments And Risk Management [Line Items]
Impact of a strengthening or weakening of foreign exchange rate	10.00%